Derivative Financial Instruments and Credit Risk - Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Foreign exchange contracts	$ 2.2	$ (9.6)	$ (0.2)
Remeasurement of assets and liabilities in foreign currencies	(1.6)	9.3	(0.8)
Net gain (loss)	0.6	(0.3)	(1.0)
Revenue | Foreign Exchange Contract
Derivative [Line Items]
Foreign exchange contracts	2.0	(7.4)	(1.1)
Cost of sales | Foreign Exchange Contract
Derivative [Line Items]
Foreign exchange contracts	(0.2)	(3.7)	(0.1)
Cost of sales | Commodity
Derivative [Line Items]
Foreign exchange contracts	0.0	(0.7)	0.0
Selling, general and administrative expense | Foreign Exchange Contract
Derivative [Line Items]
Foreign exchange contracts	$ 0.4	$ 2.2	$ 1.0